RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF KEY COMPENSATION AWARDS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three and nine months ended September 30, 2025 and 2024 included:

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Director fees	$122,965	$131,469	$394,803	$375,368
Salaries	632,338	127,329	1,087,594	396,916
Share-based payments	297,738	223,364	697,301	527,224
	$1,053,041	$482,162	$2,179,698	$1,299,508

SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Other related party transactions

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Management fees paid to a company controlled by CEO and director	$109,438	$109,437	$520,089	$325,125
Management fees paid to a company that the CEO holds an economic interest in	124,208	64,463	302,886	190,164
Management fees paid to a company controlled by a director	30,744	41,910	70,203	119,335
	$264,390	$215,810	$893,178	$634,624